Business Combinations (Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jul. 31, 2019	Mar. 19, 2019	Nov. 05, 2018
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill	$ 0.0	$ 28.3			$ 28.3	$ 43.2
Goodwill impairment charge	28.3	1.2	$ 45.8		47.0	0.0	$ 0.0
Intangible assets impairment	$ 39.2				0.0
Pro forma
Revenues				$ 153.5
Net (loss) earnings				$ (4.5)
(Loss) earnings per diluted share				$ (0.20)
Motley
Business Combination, Separately Recognized Transactions [Line Items]
Accounts receivable-trade								$ 23.2
Other current and non-current assets								9.4
Property and equipment								56.3
Goodwill								43.5		$ 43.5
Identified intangibles								28.3
Accounts payable								(6.0)
Accrued liabilities								(5.7)
Total consideration paid								$ 149.0
Pro forma
Revenues						593.2	389.9
Net (loss) earnings						$ 19.3	$ (43.5)
(Loss) earnings per diluted share						$ 0.95	$ (2.16)
Tecton and Red Bone
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill									$ 31.8
Identified intangibles									$ 19.4
Pro forma
Revenues included in the Company's results				$ 3.1
Revenues					551.7	$ 566.2
Net (loss) earnings					$ (95.9)	$ 19.9
(Loss) earnings per diluted share					$ (4.30)	$ 0.89
Tecton
Business Combination, Separately Recognized Transactions [Line Items]
Accounts receivable-trade		2.1		2.1	$ 2.1
Other current and non-current assets		0.2		0.2	0.2
Property and equipment		2.8		2.8	2.8
Goodwill		15.0		15.0	15.0
Identified intangibles		6.2		6.2	6.2
Accounts payable		(0.7)		(0.7)	(0.7)
Accrued liabilities		(1.4)		(1.4)	(1.4)
Other current and non-current liabilities		(1.6)		(1.6)	(1.6)
Total consideration paid		22.6		22.6	22.6
Pro forma
Revenues included in the Company's results					21.8
Red Bone
Business Combination, Separately Recognized Transactions [Line Items]
Accounts receivable-trade		7.2		7.2	7.2
Inventories		2.7		2.7	2.7
Property and equipment		23.6		23.6	23.6
Goodwill		16.8		16.8	16.8
Identified intangibles		13.2		13.2	13.2
Accounts payable		(3.3)		(3.3)	(3.3)
Accrued liabilities		(0.9)		(0.9)	(0.9)
Other current and non-current liabilities		(7.3)		(7.3)	(7.3)
Total consideration paid		$ 52.0		$ 52.0	$ 52.0